Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2013	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 12, 2017	Apr. 11, 2017
Significant Accounting Policies [Line Items]
Impairment Of In-process Research and Development Expenses			$ 0	$ 12,500,000
Finite-lived Intangible Assets Acquired	$ 27,500,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		$ 15,000,000	15,000,000	15,000,000
Proceeds from Sale of Property, Plant, and Equipment			325,000
Proceeds from Sale of Other Property, Plant, and Equipment			267,000
Proceeds from Sale of Intangible Assets			58,000
Depreciation			$ 19,000	$ 88,000
Concentration Risk, Percentage			8.00%	9.00%
Common Stock, Shares, Outstanding		44,964,491	21,002,212	8,123,766
Adjustments to Additional Paid in Capital, Stock Split			$ 15,600,000
Stockholders' Equity, Reverse Stock Split			1-for-20
Deferred Tax Liabilities, Gross			$ 70,000	$ 60,000
Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Increase (Decrease) in Operating Assets		$ 500,000
Common Stock [Member]
Significant Accounting Policies [Line Items]
Common Stock, Shares, Outstanding					9,700,000	194,300,000
IPR&D [Member]
Significant Accounting Policies [Line Items]
Impairment Of In-process Research and Development Expenses			$ 12,500,000
Finite-lived Intangible Assets Acquired	$ 27,500,000